Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Short-term employee benefits	₩ 4,161,874	₩ 3,837,359	₩ 3,770,786
Post-employment benefits (Defined benefit plan)	225,404	236,831	239,102
Post-employment benefits (Defined contribution plan)	72,576	71,068	61,912
Share-based payment	16,799	47,415	28,604
Others	19,232	23,137	23,276
Total	₩ 4,495,885	₩ 4,215,810	₩ 4,123,680